Goodwill (Details Textual) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)	Dec. 31, 2015 USD ($)
Disclosure of goodwill [Abstract]
Impairment loss recognised in profit or loss, goodwill	$ 0	$ 0	$ (38,619)	$ (2,244)